CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 1,645,947	$ 7,194,543	$ 5,708,316	$ 10,084,659
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities:
Depreciation and Amortization	1,072,806	694,251	1,550,788	1,464,184
Stock Compensation	468,914
Common Shares Issued for Services	750,262
Changes in Operating Assets and Liabilities:
Accounts Receivable	(3,798,756)	(2,406,133)	(2,061,927)	(1,510,399)
Inventory	257,383	(63,833)	(670,494)	(140,287)
Other Current Assets	(141,228)	553,288	(64,506)	108,117
Accounts Payable and Accrued Expenses	(993,434)	(323,238)	3,465,488	1,294,218
Other Long Term Liabilities	69,499	(8,020)
Current and Deferred Taxes Payable	898,125		4,476,750
Net Cash Provided by Operating Activities	229,519	5,640,858	12,404,415	11,300,492
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital Expenditures	(669,435)	(625,508)	(8,464,772)	(596,695)
Net Cash Used in Investing Activities	(669,435)	(625,508)	(8,464,772)	(596,695)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on Line of Credit	2,546,049	271,449	351,449	468,551
Repayments on Line of Credit	(105,000)	(60,000)	(120,000)	(203,750)
Proceeds from Issuance of Long-Term Debt	629,234	153,958	5,922,978	1,300,000
Repayment of Long-Term Debt and Capital Lease Obligations	(728,208)	(883,830)	(1,741,031)	(2,832,643)
Dividends Paid	(1,506,250)
Partner Contributions		30,000	75,700	50,000
Partner Distributions		(4,502,625)	(8,423,625)	(9,711,500)
Net Cash Provided by (Used in) Financing Activities	835,826	(4,991,047)	(3,934,529)	(10,929,342)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	395,910	24,302	5,114	(225,545)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	266,708	261,594	261,594	487,139
CASH AND CASH EQUIVALENTS AT END OF PERIOD	662,618	285,896	266,708	261,594
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash Paid for Interest	591,366	401,904	842,752	977,968
Cash Paid for Taxes	472,000	231,558
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Accrued Capital Expenditures			$ (20,810)	$ 20,810